Schedule of forth the goodwill by reportable segments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total goodwill	$ 9,727,871	$ 12,059,428	$ 27,001,383
Reportable Segments [Member]
Segment Reporting Information [Line Items]
Total goodwill	9,727,871	12,059,428
Reportable Segments [Member] | Remittance Services [Member]
Segment Reporting Information [Line Items]
Total goodwill	3,419,935	3,419,935
Reportable Segments [Member] | Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Total goodwill	$ 6,307,936	$ 8,639,493